UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21834

YORK ENHANCED STRATEGIES FUND, LLC
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 17TH Floor New York, New York		10153
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
(Name and address of agent for service)

Copies to: David M. Mahle Jones Day 222 East 41ST Street New York, New York 10017

Registrant's telephone number, including area code:		(212) 300-1300

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

York Enhanced Strategies Fund, LLC

Schedule of Investments (Unaudited)

March 31, 2007

YORK ENHANCED STRATEGIES FUND, LLC

Schedule of Investments

March 31, 2007 (Unaudited)

	Par Value	Description	Value	Percentage of Net Assets

		FIXED INCOME SECURITIES#

		COMMUNICATIONS
	$1,000,000	Charter Communications Holdings II, LLC, 10.25%, due 9/15/10	$1,060,000
	3,000,000	Hughes Networks Systems, 9.50%, due 4/15/14	3,187,500
		West Corp.,##
	2,500,000	9.50%, due 10/15/14	2,600,000
	10,000,000	11.00%, due 10/15/16	10,600,000
		TOTAL COMMUNICATIONS	17,447,500	5.0%

		CONSUMER CYCLICAL
	1,000,000	Adelphia Communications Corp., 9.375%, due 11/15/09*+	345,000
	4,000,000	Beverages & More, Inc., 9.25% due 3/1/12##	4,040,000
	5,000,000	Ford Motor Co., 4.25%, due 12/15/36	5,550,000
	2,000,000	Goodyear Tire & Rubber Co., 9.14%, due 12/1/09**##	2,020,000
	9,500,000	Leslie’s Poolmart, 7.75%, due 2/1/13	9,690,000
		Levi Strauss & Co.,
	2,000,000	8.875%, due 4/1/16	2,140,000
	12,000,000	10.12163%, due 4/1/12**	12,240,000
	3,500,000	Tenneco, Inc., 8.625%, due 11/15/14	3,640,000
		TOTAL CONSUMER CYCLICAL	39,665,000	11.4

		CONSUMER NON-CYCLICAL
	2,500,000	Baker & Taylor, Inc., 11.50%, due 7/1/13##	2,637,500
	5,290,000	Pathmark Stores, Inc., 8.75%, due 2/1/12	5,488,375
	4,000,000	Pinnacle Foods LLC/Corp., 9.25% due 4/1/15##	3,960,000
	7,000,000	Pinnacle Foods LLC/Corp., 10.625%, due 4/1/17##	6,930,000
		Select Medical Corp.,
	7,500,000	7.625%, due 2/1/15	6,750,000
	1,300,000	11.175%, due 9/15/15**	1,248,000
	706,000	Stripes Acquisition LLC/Susser Finance Corp., 10.625%, due 12/15/13##	762,480
	7,000,000	Vitamin Shoppe Industries, Inc., 12.86%, due 11/15/12**	7,472,500
	15,000,000	Wimar Opco LLC, 9.625%, 12/15/14##	15,000,000
		TOTAL CONSUMER NON-CYCLICAL	50,248,855	14.5

		ENERGY
		Enron Corp., *+
JPY	500,000,000	0.97%, expired maturity	1,421,419
EUR	10,000,000	4.375%, expired maturity	3,272,710
	$2,500,000	6.31%, expired maturity	375,000
	2,500,000	0.00%, due 2/7/21	596,750
	8,500,000	8.25%, expired maturity	7,437,500
	2,500,000	8.31%, expired maturity	1,175,000
GBP	1,500,000	8.75%, expired maturity	1,992,195
	$5,000,000	Mariner Energy, Inc., 7.50%, due 4/15/13	4,925,000
		TOTAL ENERGY	21,195,574	6.1

		FINANCIALS
	4,420,520	Dana Credit Corp., 8.375%, due 8/15/07*##+	4,408,947
		Ford Motor Credit Co.,
	255,000	4.40%, due 1/20/09	237,150
	700,000	6.00%, due 1/20/15	623,000
	366,000	6.52%, due 3/10/13	322,080
	500,000	7.90%, due 5/18/15	468,750
	13,031,000	Mobile Satellite Ventures LP, 0.00%, due 4/1/13##++	8,176,953
	6,000,000	Pipe Acquisition Finance PLC, 11.60438%, due 12/15/10**##	6,195,000
		TOTAL FINANCIALS	20,431,880	5.9

		HEALTH CARE
		HCA Inc.,
	9,000,000	6.95%, due 5/1/12	8,640,000
	4,000,000	7.875%, due 2/1/11	4,050,000
	2,000,000	9.25%, due 11/15/16##	2,145,000
		TOTAL HEALTH CARE	14,835,000	4.3

		INDUSTRIAL
		Delta Airlines, Inc.,*+
	11,250,000	7.90%, due 12/15/09	6,384,375
	3,750,000	8.30%, due 12/15/29	2,128,125
		EuroTunnel, *+
GBP	1,000,000	EURLIBOR plus 1.25%, due 3/15/26	806,716
EUR	3,000,000	EURLIBOR plus 1.25%, due 4/3/40	1,643,034
	$4,645,000	Interpool, Inc., 6.00%, due 9/1/14	4,366,300
	10,000,000	Neenah Foundry Co., 9.50%, due 1/1/17##	10,000,000
	1,630,000	Northwest Airlines, Corp., 10.00%, due 2/1/09*+	1,377,350
		TOTAL INDUSTRIAL	26,705,900	7.7

		INFORMATION TECHNOLOGY
	5,000,000	Cherokee International Corp., 5.25%, due 11/1/08	3,962,500	1.2

		MATERIALS
	5,000,000	AGY Holding Corp., 11.00%, due 11/15/14##	5,150,000
	5,000,000	Polypore International, Inc., 10.50%, due 10/1/12++	4,662,500
		TOTAL MATERIALS	9,812,500	2.8

		TELECOMMUNICATION SERVICES
	1,000,000	Level 3 Financing, Inc., 12.25%, due 3/15/13	1,175,000
	2,500,000	MetroPCS, 9.25%, 11/1/14##	2,625,000
	2,500,000	Primus Telecommunications IHC, Inc., 14.25% due 5/20/11##	2,525,000
	5,000,000	Suncom Wireless, Inc., 8.50%, due 6/1/13	5,125,000
		TOTAL TELECOMMUNICATION SERVICES	11,450,000	3.3

		TOTAL FIXED INCOME SECURITIES (COST — $202,905,087)	215,754,709	62.2

The accompanying notes are an integral part of the Schedule of Investments.

Par Value		Description	Value	Percentage of Net Assets

		LOAN PARTICIPATIONS AND TRADE CLAIMS#

		COMMUNICATIONS
EUR	7,355,895	Kabel Deutscheland, EURLIBOR plus 7.00%, due 11/12/14 (PIK)	$10,317,305	3.0%

		CONSUMER CYCLICAL
$3,000,000		Delphi Corp., 2nd Lien DIP-Term Loan C, USDLIBOR plus 2.75%, due 12/31/07	3,000,000
13,000,000		Fox & Hound Restaurant Group, 2nd Lien Term Loan B, USDLIBOR plus 7.75%, due 5/12/11	13,000,000
4,000,000		Jacuzzi Brands Corp., 2nd Lien Term Loan, USDLIBOR plus 6.00%, due 8/15/14	4,000,000
9,600,000		Movie Gallery, Inc., 1st Lien Term Loan, USDLIBOR plus 3.50%, due 3/8/12	9,648,000
400,000		Movie Gallery, Inc., 1st Lien Letter of Credit, USDLIBOR plus 3.50%, due 3/8/12	402,000
5,000,000		Movie Gallery, Inc., 2nd Lien Term Loan , USDLIBOR plus 6.50% due 9/8/12	5,050,000
		NPC Group Inc.,
3,989,744		Term Loan B, USDLIBOR plus 3.00%, due 10/31/13	4,014,480
8,500,000		2nd Lien Term Loan, USDLIBOR plus 6.50%, due 11/1/14	8,500,000
4,962,500		Quizno’s Corp., Term Loan B, USDLIBOR plus 2.25%, due 5/5/13	4,937,688
		TOTAL CONSUMER CYCLICAL	52,552,168	15.2

		CONSUMER NON-CYCLICAL
EUR	4,000,000	Audatex North America Inc., 2nd Lien Term Loan, EURLIBOR plus 5.50%, due 10/13/13	5,503,496
$4,550,000		Baby Phat, 1st Lien Term Loan A, USDLIBOR plus 4.25%, due 7/18/11	4,550,000
		Gate Gourmet, Inc.,
509,042		1st Lien Letter of Credit, USDLIBOR plus 2.75%, due 3/9/12	514,132
3,101,411		1st Lien Term Loan, USDLIBOR plus 2.75%, due 3/9/12	3,132,425
3,023,707		2nd Lien Term Loan, USDLIBOR plus 5.50%, due 3/19/13	3,069,063
1,975,000		Georgia Pacific, Term Loan B, USDLIBOR plus 2.00%, due 12/20/12	1,975,000
3,500,000		Merisant, Inc., 2nd Lien Term Loan, USDLIBOR plus 8.50%, due 6/11/10	3,657,500
5,000,000		Pinnacle Foods Group, Inc., Term Loan B, USDLIBOR plus 2.75%, due 4/2/14	5,000,000
		TOTAL CONSUMER NON-CYCLICAL	27,401,616	7.9

		ENERGY
7,948,821		ATP Oil & Gas Corp., 1st Lien Term Loan, USDLIBOR plus 3.50%, due 4/14/10	8,028,309
5,000,000		Calpine Corp. 2nd Lien Term Loan, PRIMERATE plus 4.75%, due 7/15/07 *+	5,575,000
		Enron Corp., +*
10,000,000		Trade Claim 13923	3,000,000
1,616,742		Trade Claim 99092	557,776
383,258		Trade Claim 99093	132,224
4,000,000		Trade Claim 99004	1,200,000
6,000,000		Trade Claim 11342 and 11141	1,320,000
11,016,146		Trade Claim 9314	2,533,714
2,000,000		TPF Generation Holdings, LLC, 2nd Lien Term Loan, USDLIBOR plus 4.25%, due 12/15/14	2,035,000
		TOTAL ENERGY	24,382,023	7.0

		FINANCIALS
11,970,000		Affirmative Insurance Holdings, Inc., Term Loan, USDLIBOR plus 3.50%, due 1/31/14	11,970,000
1,990,000		LandSource, Inc., 1st Lien Facility B Loan, USDLIBOR plus 2.75%, due 2/27/13	2,009,900
3,000,000		LandSource, Inc., 2nd Lien Facility Loan, USDLIBOR plus 4.50%, due 2/27/14	3,067,500
		TOTAL FINANCIALS	17,047,400	4.9

		HEALTH CARE
9,924,999		HealthSouth Corp., Term Loan B, USDLIBOR plus 3.25%, due 3/10/13	10,024,249
10,000,000		Premier Dental Services, Term Loan, USDLIBOR 5.50%, due 6/10/13	10,000,000
		TOTAL HEALTH CARE	20,024,249	5.8

		INDUSTRIAL
GBP	5,000,000	BAA PLC, 2nd Lien Term Loan, GBPLIBOR plus 4.00%, due 11/11/11	9,911,785
$15,000,000		Collins Industries, 2nd Lien Term Loan, USDLIBOR plus 6.25%, due 10/31/11	15,000,000
533,333		Navistar International Corp., Revolver, USDLIBOR plus 3.25%, due 1/19/12	544,000
1,466,667		Navistar International Corp., Term Loan B, USDLIOR plus 3.25%, due 1/19/12	1,496,000
2,500,000		Wastequip, Inc., Mezzanine, 12.00%, due 2/15/15	2,500,000
4,000,000		N.E.W. Holdings I LLC, 2nd Lien Term Loan, USDLIBOR plus 7.00%, due 2/18/14	4,060,000
		TOTAL INDUSTRIAL	33,511,785	9.7

		MATERIALS
15,000,000		Foamex LP, 2nd Lien Term Loan T, USDLIBOR plus 4.75%, due 2/12/13	15,300,000	4.4

		TELECOMMUNICATION SERVICES
6,560,000		Allegiance Telecom Liquidating Trust - B*+	459,200
5,000,000		Level 3 Communications, Inc., USDLIBOR plus 2.25%, due 3/13/14	5,000,000
12,500,000		Trilogy, Term Loan C, USDLIBOR plus 4.00%, due 4/19/12	12,656,250
		TOTAL TELECOMMUNICATION SERVICES	18,115,450	5.2

		TOTAL LOAN PARTICIPATIONS AND TRADE CLAIMS (COST — $210,990,540)	218,651,996	63.0

Number of Shares

	EQUITY SECURITIES (Unless otherwise noted)

	COMMUNICATIONS
131,821	AboveNet, Inc.*	7,711,529
100,000	American Tower Corp.*	3,895,000
371,961	Liberty Media Corp. - Interactive A*	8,860,110
48,712	RCN Corp.*	1,244,592
	TOTAL COMMUNICATIONS	21,711,231	6.3

	CONSUMER CYCLICAL
1,001,485	Adelphia Recovery Trust Series ACC-1 INT*#	95,141
150,000	DaimlerChrysler AG	12,271,500
69,000	Endemol NV	2,155,861
20,137	RTL Group SA	2,420,910
49,127	Sears Holdings Corp.*	8,850,720
	TOTAL CONSUMER CYCLICAL	25,794,132	7.4

	CONSUMER NON-CYCLICAL
129,234	CVS Caremark Corp.	4,821,422
50,000	Gate Gourmet Group Holdings, LLC Membership Units*#	3,229,390
82,781	Nutreco Holding NV	6,197,945
	TOTAL CONSUMER NON-CYCLICAL	14,248,757	4.1

The accompanying notes are an integral part of the Schedule of Investments.

Number of Shares	Description	Value	Percentage of Net Assets

	ENERGY
300,000	Enron Corp., 7.00% (Preferred shares) *#+	$3,600,000
491,700	Infinity Bio-Energy, Ltd.*	2,620,761
96,000	Key Energy Services, Inc.*	1,569,600
53,153	NRG Energy, Inc.*	3,829,142
	TOTAL ENERGY	11,619,503	3.4%

	FINANCIALS
194,583	ABN AMRO Holding NV	8,374,750
10,000,000	Investment in Cerberus FIM Investors LLC*#	10,000,000
200,000	Shanghai Century Acquisition Corp.*	1,850,000
4,750	United Insurance*#	955,985
	TOTAL FINANCIALS	21,180,735	6.1

	HEALTH CARE
137,500	Triad Hospitals, Inc.*	7,184,375	2.1

	INDUSTRIAL
226,750	K&F Industries Holdings, Inc.*	6,106,378
125,000	Norfolk Southern Corp.	6,325,000
	TOTAL INDUSTRIAL	12,431,378	3.6

	INFORMATION TECHNOLOGY
200,000	Ceridian Corp.*	6,968,000
590,806	CGI Group, Inc.*	5,107,326
	TOTAL INFORMATION TECHNOLOGY	12,075,326	3.5

	MATERIALS
217,595	AK Steel Holding Corp.*	5,089,547
150,000	FNX Mining Co., Inc.*	3,287,229
75,000	Freeport-McMoRan Copper & Gold, Inc., Class B	4,964,250
	TOTAL MATERIALS	13,341,026	3.8

	TELECOMMUNICATION SERVICES
1,433,041	Neon Communications Group, Inc.*	6,735,293
10,000	Nextwave Wireless, Inc., 7.50% (Preferred shares)#	10,000,000
	TOTAL TELECOMMUNICATION SERVICES	16,735,293	4.8

	TOTAL EQUITY SECURITIES (COST — $139,569,408)	156,321,756	45.1

Par Value

	SHORT-TERM SECURITIES

	COMMERCIAL PAPER

	CONSUMER NON-CYCLICAL
$7,700,000	7 Eleven, Inc., 5.25%, due 4/19/07@	7,651,990
15,403,000	Procter & Gamble Co., 5.23%, due 4/29/07@	15,275,450
	TOTAL CONSUMER NON-CYCLICAL	22,927,440	6.6

	FINANCIALS
10,000,000	Windmill Funding Corp., 5.28%, due 4/11/07@	9,946,042	2.9

	MATERIALS
5,000,000	Koch Resources LLC, 5.26%, due 4/13/07@	4,971,671	1.4

	TOTAL SHORT-TERM SECURITIES (COST — $38,019,324)	37,845,153	10.9

	TOTAL INVESTMENTS (COST — $591,484,359)	628,573,614	181.2
	OTHER LIABILITIES IN EXCESS OF ASSETS	(281,772,149)	(81.2)
	NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$346,801,465	100.0%

Notes to Schedule of Investments:

*                             Non-income producing security.

**                      Reflects rate at March 31, 2007 on variable rate instruments.

#                             Securities are valued at fair value. At March 31, 2007, $462,287,221 of securities were fair valued, representing 133.3% of net assets applicable to common shareholders.

##                      Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.

+                             Issuer in default. At March 31, 2007, $48,142,035 of securities were in default, representing 13.9% of net assets applicable to common shareholders.

++                      Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.

@        Interest rate reflects yield to maturity as of March 31, 2007.

PIK -   Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

EURLIBOR - London Inter-Bank Offer Rate (Denominated in Euro currency)

GBPLIBOR - London Inter-Bank Offer Rate (Denominated in GBP currency)

USDLIBOR - London Inter-Bank Offer Rate (Denominated in USD currency)

PRIME RATE - Base rate U.S. banks charge for commercial loans.

Currency Type Abbreviations:

EUR    Euro

GBP    British Pound

JPY     Japanese Yen

The accompanying notes are an integral part of the Schedule of Investments.

As of March 31, 2007, the gross unrealized appreciation/(depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,766,224
Aggregate gross unrealized depreciation	(2,074,132)
Net unrealized appreciation	$36,692,092

Federal income tax cost of investments	$591,881,522

FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of March 31, 2007:

	Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	221,965,000	USD	1,924,825	6/20/2007	$(24,927)
United States Dollar	8,386,402	CAD	4,291,800	6/20/2007	(38,450)
United States Dollar	39,553,903	EUR	7,953,463	6/20/2007	12,315
United States Dollar	10,769,000	GBP	16,271,644	6/20/2007	(14,303)
United States Dollar	1,918,287	JPY	31,942,257	6/22/2007	17,919
United States Dollar	2,144,913	JPY	8,966,754	4/2/2007	28,611
					$(18,835)

Currency Type Abbreviations:

USD	United States Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

YORK ENHANCED STRATEGIES FUND, LLC

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (UNAUDITED)

NET ASSET VALUE CALCULATION - The net asset value per common share of the Company will be calculated as of the last business day of each calendar quarter, in connection with each issuance of Common Shares by the Company, as of each distribution declaration date (after giving effect to the relevant distribution), and on such other dates as determined by the Investment Manager or the Board of Directors.

SECURITY VALUATION - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee pursuant to procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments. The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Also, there may be only a single or limited number of market makers for certain of the Company’s investments. Accordingly, the market for such investments may be thinly traded and prices quoted more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

NEW ACCOUNTING PRONOUNCEMENTS - In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass through entities such as the Company, a minimum threshold for financial statement recognition of the benefit of positions taken or expected to be taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last business day related to the Company’s 2007 semi-annual report. Management continues to evaluate the application of the Interpretation to the Company, and at this time, does not believe the Company’s financial statements will be materially impacted by the adoption of this interpretation.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Company’s financial statements and disclosures, and at this time, does not believe the Company’s financial statements will be materially impacted by the adoption of this interpretation.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported in a timely manner.

(b) None.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:

/s/ Jeffrey A. Weber

Name: Jeffrey A. Weber
Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ James G. Dinan

Name: James G. Dinan
Title: Chief Executive Officer (principal executive officer)

Date: May 30, 2007

By:

/s/ Adam J. Semler

Name: Adam J. Semler
Title: Chief Financial Officer and Secretary (principal financial officer)

Date: May 30, 2007